Earnings per share - Table of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Profit attributable to owners of the Bank		$ 9,398,606	$ 15,171,190	$ 32,935,417
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution		$ 9,398,606	$ 15,171,190	$ 32,935,417
Denominator:
Weighted average of outstanding ordinary shares for the year		612,710,079	612,710,079	612,671,108
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution		612,710,079	612,710,079	612,671,108
Basic earnings per share	[1]	$ 15.3394	$ 24.7608	$ 53.7571
Diluted earnings per share	[1]	$ 15.3394	$ 24.7608	$ 53.7571

[1]	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.